COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease payments owed
Period	Amount Due
2012	$ 15,000
2013	$ 16,000